Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

Purchase commitments

The Company has entered into two agreements for leasehold improvements on the office premises. As of December 31, 2022, the Company did not enter any new lease contract with any parties, the new commitment is nil.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of WFOE and the VIEs are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.

In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries and also as a result of these entities’ unreserved accumulated losses, total restrictions placed on the distribution of the Group’s PRC subsidiaries’ net liabilities were $60.2 million, or 100% of total net assets as of December 31, 2020 and $ 638.6 million, or 100% of total net assets as of December 2021.

Litigation

Federal Class Action Securities Litigation (Beltran v. SOS Ltd., et al., No. 1:21-cv-07454 (D.N.J.))

On March 30, 2021, a purported shareholder Kimberly Beltran filed a securities class action complaint in the United States District Court District of New Jersey against the Company, Yandai Wang and Eric H. Yan, the Chief Executive Officer of the Company and President of the Company’s operating subsidiary, respectively. The action, Kimberly Beltran v. SOS Limited, et al., Case No. 1:21-cv-07454 (the “Action”), is filed on behalf of a putative class consisting of all persons and entities other than the Company that purchased or otherwise acquired SOS American depository shares (“ADSs”) between July 22, 2020 and February 25, 2021 (the “Plaintiffs”), both dates inclusive (the “Class Period”), seeking to recover damages allegedly caused by Company’s violations of the federal securities laws against the Company and certain of its top officials. The Complaint was filed in this Action on March 30, 2021 and the Action has not advanced beyond that stage. On November 2, 2021, the Court signed as an Order a stipulation entered into between the various Plaintiffs’ counsels appointing a co-lead Plaintiffs’ counsel. The Parties have agreed to, and the Court has approved of, a Scheduling Order which provides that Plaintiffs shall file an amended complaint on or before May 13, 2022 and the Company shall answer or otherwise respond to the Amended Complaint on or before July 1, 2022. In the interim, Plaintiffs and the Company were engaged in settlement discussions.

On April 28, 2022, the Plaintiffs and the Company agreed to a settlement in principle that contemplates a $5 million settlement payment covering all administration costs and Plaintiffs’ legal fees. The Company does not admit to any wrongdoing in this settlement and in accordance with the settlement there will be a full release of the Company and its officers and directors, for all claims arising during the Class Period that were or could have been asserted in the Action. The Plaintiffs and the Company plan to enter into a full settlement agreement within forty-five (45) days.

The New Jerzey District Court approved the settlement outside the court system on May 20, 2022 and on August 2 2022, the Company paid $5 million to the plaintiff’ via an escrow account, releasing the Company to the same class action now and possible future allegation.

There is an on-going case Number of 1:23cv02581 in District Court, Estern District Court of New York on April 5, 2023: TRUE NORTH FINANCIAL LLC, TNA CAPITAL INC., TNA CAPITAL LLC, AND MICHAEL JALIMAN, Plaintiffs VS SOS LIMITED AND YANDAI WANG, Defendants alleging breaching of fiduciary duites in disposing off legacy business of P2P from the year of 2020 onwards .It’s difficult to determine a contingent liability at this time, because the Company does not even have a formal Complaint yet to use to determine the amount of the requested damages, or to discuss the validity of any claims.